S000001269 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
INCOME EQUITY FUND
Prospectus [Line Items]
Average Annual Return, Percent	24.46%	12.92%	11.36%
INCOME EQUITY FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	22.48%	10.75%	9.25%
INCOME EQUITY FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.47%	9.83%	8.68%